INCOME TAXES (Details - Effective income tax rate)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Federal statutory income tax rate on net income/loss	21.00%	21.00%	21.00%
State statutory income tax rate on net income/loss	7.00%	7.00%	8.80%
Permanent differences	38.60%	1.20%	0.00%
Change in valuation allowance	(58.40%)	(76.70%)	(24.90%)
Prior year adjustments	(8.30%)	47.50%	0.00%
Effective tax rate	0.00%	0.00%	0.00%